Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Significant Accounting Policies_Vessels, Net
Change in Accounting Estimate, Financial Effect	In order to align the scrap rate estimates with the current historical average scrap rate, effective from January 1, 2015, the Company adjusted the estimated scrap rate used to calculate the vessels' salvage value from $0.250 to $0.300 per lightweight ton. The impact of the increase in the estimated scrap rate is a decrease in depreciation expense prospectively. The effect of this change in accounting estimate, which did not require retrospective adoption as per ASC 250 "Accounting Changes and Error Corrections", was to decrease depreciation expense by $5,388 and increase net income by $5,388 or $0.07 per common share, basic and diluted , for the year ended December 31, 2015	-
Estimated scrap rate	$0.300 per light weight ton	$0.300 per light weight ton	approximately $0.250 per light weight ton
Significant Accounting Policies_Impairment of Long-Lived Assets [Abstract]
Estimated useful life	30 years
Operating expenses increase rate	2.76%
Drydock and Special survey off-hire days range	16 to 30 days
Fleet Utilization	99.20%
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0